Financial information of Parent Company	12 Months Ended
Jun. 30, 2024
Financial information of Parent Company
Financial information of Parent Company
12.	Financial information of Parent Company

The Company was incorporated on July 19, 2019 and became parent company of the Company upon the completion of the Reorganization on September 29, 2019. The following disclosures presented the financial positions of the Parent Company as of June 30, 2023 and 2024, and results of its operations and its cash flows for the years ended June 30, 2022, 2023 and 2024, as if the current corporate structure has been in existence throughout the periods presented.

The condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s combined financial statements.

The Parent Company and its subsidiaries were included in the combined financial statements whereby the inter-company balances and transactions were eliminated upon combination.

The Company is a Cayman Islands company, therefore, not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the combined financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2023	2024
	(US$)	(US$)

Asset
Due from related parties	27,968	27,968
Total Asset	27,968	27,968

Shareholders’ Equity:

Shareholders’ Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2023 and 2024, respectively)	6	6
Accumulated deficit	27,962	27,962
Total Shareholders’ Equity:	27,968	27,968

Total Shareholders’ Equity:	27,968	27,968

Statements of Operations and COMPREHENSIVE LOSS

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Net loss	(113)	(118)	—

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

Years Ended June 30,
	2022	2023	2024
	US$	US$	US$

Cash flows from operating activities	—	—	—
Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of the year	—	—	—
Cash and cash equivalents at end of the year	—	—	—